Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Amount of unrecognized deferred tax liability	$ 310,000,000
Valuation allowance, amount	279,518,000	249,382,000
Change in valuation allowance, deferred tax asset	30,100,000
Net operating loss carryforwards	2,600,000,000
Unrecognized tax benefit	174,651,000	132,336,000	162,885,000	203,350,000
Unrecognized tax benefits that impact effective tax rate	120,400,000	126,900,000
Accrued interest and penalties	65,600,000	14,800,000
Interest expense (income) related to uncertain tax positions	500,000	(9,100,000)	(700,000)
Estimated change in unrecognized tax benefits possible within next 12 months, lower bound	15,000,000
State and local jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforwards	1,900,000,000
Foreign country
Income Tax Contingency [Line Items]
Net operating loss carryforwards	700,000,000
Capital loss carryforward	47,000,000
Carried forward indefinitely | Foreign country
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 400,000,000
Percentage | State and local jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforward, limitation on use	20% of taxable income
Monetary | State and local jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforward, limitation on use	$3.0 million each taxable year